Related Party Transactions Related Party Transactions - MEC (Details) - MidAmerican Energy Company [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Affiliated Entity [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Expense Reimbursement	$ 46	$ 58	$ 38
Due from Affiliate, Current	5	12
Due to Affiliate, Current	13	12
Due from Affiliate, Noncurrent	10	13
Due to Affiliate, Noncurrent	29	30
BHE [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party	7	8	10
BHE [Member]
Related Party Transaction [Line Items]
Income Taxes Receivable From (Payable To) Related Parties Current	102	299
Related Party Transaction, Cash Received for Income Taxes, Net	629	149	36
Northern Natural Gas and BNSF Railway Company [Member]
Related Party Transaction [Line Items]
Purchases from Related Party	$ 165	$ 144	$ 155